Acquisition of Eastmain and formation of Fury Gold	12 Months Ended
Dec. 31, 2021
Acquisition of Eastmain and formation of Fury Gold
Acquisition of Eastmain and formation of Fury Gold
Note 6: Acquisition of Eastmain and transfer of Peruvian properties

Acquisition of Eastmain

On October 9, 2020, the Company acquired Eastmain, including its principal asset, the 100%-owned Eau Claire gold project located in James Bay, Quebec, by issuing 34,100,000 shares of the Company to the Eastmain shareholders with a total fair value of $124,169. Acquisition costs of $3,029 and the expense of $3,450 arising from 1,570,754 share options and 1,297,591 warrants issued to former Eastmain share option and warrant holders were included in the total purchase price. The key net assets acquired included marketable securities ($1,662) and mineral property interests in Quebec ($125,606), offset by accounts payable and accrued liabilities ($1,203) and a provision for site reclamation and closure ($1,849).

The Eastmain purchase price of $124,169 was calculated on the basis of the market capitalization of Auryn on October 9, 2020, adjusted for the fair value of the Peruvian assets distributed to the Spincos as of that date. The fair value of the Peruvian assets was determined through a valuation assessment undertaken by an independent specialist. Calculation of the fair value required application of significant judgment with regards to the determination of the probability of economic recoverability.

Peruvian exploration projects spin out

In 2020, the Company accounted for the transfer of the Peruvian exploration projects to the Spincos as a common control transaction based on the carrying value of the investments in the Peruvian subsidiaries and certain intercompany loans held by Fury Gold at the transaction date. This transfer has been presented as a discontinued operation in the consolidated statements of loss and comprehensive loss and consolidated statements of cash flows for the year ended December 31, 2020.

The loss from the discontinued operations for the year ended December 31, 2020, was as follows:

Year ended December 31 2020
Operating expenses:
Exploration and evaluation costs (note 14)	$2,892
Fees, salaries and other employee benefits	243
Legal and professional fees	101
Office and administration	92
3,328
Other expenses:
Project investigation costs	136
Foreign exchange loss	26
162
Loss from discontinued operations	$3,490